REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Aug. 31, 2020 CNY (¥) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Redeemable non-controlling interests
Opening balance			¥ 1,038,914		¥ 870,825
Net loss attributable to the redeemable non-controlling interest			(1,106)		(1,992)
Accretion of redeemable non-controlling interest			49,077		54,357
Payment of redeemable non-controlling interest			(3,151)	$ (451)	(87,502)
Reclassified from accrued expenses and other current liabilities			29,691		205,030
Movement arising from the exercise of redemption options by redeemable non-controlling interest holders			(180,659)		(1,804)
Ending balance			¥ 935,917		¥ 1,038,914
1 Pharmacy Technology
REDEEMABLE NON-CONTROLLING INTERESTS
Ordinary shares issued to private placement investors( as a percentage)	9.20%	9.20%
Total consideration	¥ 934,820	¥ 934,820
Annual interest rate {as a percentage)	6.00%	6.00%
Total number of shares increased | shares	66,318,885	66,318,885